Segment disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
	As at December 31, 2024				As at December 31, 2023 (note 2)
	Real Estate	Solar Energy	Corporate	Total	Real Estate	Solar Energy	Corporate	Total
Assets	$	$	$	$	$	$	$	$
Total assets	10,162,415	8,225,009	1,876,420	20,263,844	8,336,079	7,175,580	2,602,101	18,113,760
Net additions to non-current, non-financial assets	1,826,336	1,049,429	31,545	2,907,310	2,879,660	1164,031	(625,827)	2,417,864
Total liabilities	4,256,795	64,168	11,854,735	16,175,698	4,655,747	139,698	8,317,254	13,112,699
Loss
Interest expense	(550,338)	-	(1,114,306)	(1,664,644)	(1,398)	-	(208,637)	(210,035)
Interest income	-	-	-	-	-	-	29,333	29.333
Loss	(688,681)	(7,093)	(4,439,802)	(5,135,576)	(105,015)	(8,484)	(2,700,336)	(2,813,835)

	As at December 31, 2022 (note 2)
	Real Estate	Solar Energy	Corporate	Total
Assets	$	$	$	$
Total assets	5,456,419	7,001,549	2,595,162	15,053,130
Net additions to non-current, non-financial assets	3,604,932	838,045	75,197	4,518,174
Total liabilities	785,398	142,776	8,457,316	9,385,489
Loss
Interest expense	(1,720)	-	(32,410)	(34,130)
Interest income	-	-	1,098	1,098
Loss	(66,996)	(15,078)	(6,492,564)	(6,574,638)

Disclosure of geographical areas assets and liabilities [Table Text Block]
	Canada	California	Puerto Rico	Total
As at December 31, 2024
Non-current assets	$82,737	$10,162,415	$8,225,009	$18,470,161
As at December 31, 2023
Non-current assets (note 2)	$51,192	$8,336,079	$7,175,580	$15,562,851
As at December 31, 2022
Non-current assets (note 2)	$677,019	$5,456,419	$7,011,549	$13,144,987